Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-264834), initially filed by AppYea, Inc., a Nevada corporation (the “Registrant”), with the Securities and Exchange Commission (the “SEC”) on May 10, 2022 and declared effective by the SEC on September 29, 2022 (the “Registration Statement”)
Entity Registrant Name	APPYEA, INC.
Entity Central Index Key	0001568969
Entity Tax Identification Number	46-1496846
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16 Natan Alterman St
Entity Address, City or Town	Gan Yavne
Entity Address, Country	IL
City Area Code	800
Local Phone Number	674-3561
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Contact Personnel Email Address	info@appyea.com
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3275 S Jones Blvd suite 104
Entity Address, City or Town	Las Vegas
Entity Address, Postal Zip Code	89146
Contact Personnel Name	Byron Thomas Esq.